Investments (Changes in Fixed Maturity Securities with Noncredit OTTI Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)
Balance, beginning of period	$ (64)	$ (125)
Noncredit OTTI losses recognized	11	(3)
Securities sold with a previous noncredit OTTI loss	21	35
Subsequent increases in estimated fair value	(9)	29
Balance, end of period	$ (41)	$ (64)